Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 24,215	$ 3,711	¥ 13,112
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 23,983	$ 3,676	¥ 12,665